PGIM S&P 500 Buffer 20 ETF - August
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 104.1%
Affiliated Mutual Fund 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $97,114)(wb)	97,114	$97,114
Options Purchased*~ 102.4%
(cost $5,616,697)		5,857,861

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1% (cost $5,713,811)		5,954,975
Options Written*~ (4.1)%
(premiums received $208,019)		(235,217)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $5,505,792)		5,719,758
Liabilities in excess of other assets(z) (0.0)%		(641)

Net Assets 100.0%		$5,719,117

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$5.51		97		10	$5,766,987
SPDR S&P 500 ETF Trust	Put	07/31/25	$550.81		97		10	90,874
Total Options Purchased (cost $5,616,697)								$5,857,861

PGIM S&P 500 Buffer 20 ETF - August
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$616.14		97		10	$(211,494)
SPDR S&P 500 ETF Trust	Put	07/31/25	$440.65		97		10	(23,723)
Total Options Written (premiums received $208,019)							$(235,217)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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